Registration No. 33-6418

1940 Act File No. 811-4946

Filed Pursuant to Rule 497(e)

THOMPSON IM FUNDS, INC.

LARGECAP FUND

MIDCAP FUND

BOND FUND

Supplement Dated May 7, 2021 to Statement of Additional Information Dated March 31, 2021

Effective May 5, 2021, Sarah M. Baumgartner has resigned from her positions as Vice President and Assistant Secretary of Thompson IM Funds, Inc. Accordingly, all references to Ms. Baumgartner in the Statement of Additional Information are hereby removed.